STOCKHOLDERS’ (DEFICIT) EQUITY (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights	Holders of common stock are entitled to one vote for each share.	Holders of common stock are entitled to one vote for each share
Common stock, shares issued	4,249,090	4,249,090	4,249,090
Common stock, shares outstanding	4,249,090	4,249,090	4,249,090
Common stock subject to possible redemption	759,139	1,490,880	11,500,000